Note 14 Loans and advances maturing in more than one year by fixed interest rate and floating (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	€ 136,454	€ 129,642	€ 129,248
Foreign security	177,757	150,966	139,104
Total loans and advances maturing in more than one year	314,211	280,608	268,352
Fixed interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	76,871	67,284	63,060
Foreign security	95,806	85,473	77,381
Total loans and advances maturing in more than one year	172,677	152,757	140,441
Floating interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	59,584	62,359	66,188
Foreign security	81,950	65,493	61,723
Total loans and advances maturing in more than one year	€ 141,534	€ 127,851	€ 127,911